Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive Loss [1]	Retained Earnings (Losses)	Non-controlling Interests
Balance at beginning of the period at Dec. 31, 2016	$ 1,909,826	$ 101,081	$ (20,483)	$ 1,488,556	$ 200,000	$ (9,542)	$ 103,650	$ 46,564
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(145,279)						(179,703)	34,424
Dividends	(19,689)						(19,689)
Exercise of share options	(1,166)	38		(1,204)
Employee stock compensation	11,098			11,098
Forfeiture of employee stock compensation	(120)			(120)
Issuance of convertible bonds	39,861			39,861
Other comprehensive income	1,773					1,773
Balance at end of the period at Dec. 31, 2017	1,796,304	101,119	(20,483)	1,538,191	200,000	(7,769)	(95,742)	80,988
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(168,214)						(231,428)	63,214
Dividends	(57,958)						(37,076)	(20,882)
Exercise of share options	2,686	184		2,502
Employee stock compensation	13,992			14,125			(133)
Forfeiture of employee stock compensation	(2,090)			(2,090)
Effect of consolidating Hilli Lessor VIE	28,703							28,703
Issuance of convertible bonds	177,977			304,468				(126,491)
Conversion of debt to equity	55,134							55,134
Other comprehensive income	(20,743)					(20,743)
Balance at end of the period at Dec. 31, 2018	1,825,791	101,303	(20,483)	1,857,196	200,000	(28,512)	(364,379)	80,666
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(122,375)						(211,956)	89,581
Dividends	(51,749)						(28,810)	(22,939)
Employee stock compensation	9,371			9,371
Forfeiture of employee stock compensation	(489)			(489)
Effect of consolidating Hilli Lessor VIE	115,246			9,989				105,257
Other comprehensive income	(6,354)					(6,354)
Treasury shares	(18,615)		(18,615)
Balance at end of the period at Dec. 31, 2019	$ 1,750,826	$ 101,303	$ (39,098)	$ 1,876,067	$ 200,000	$ (34,866)	$ (605,145)	$ 252,565

[1]	As at December 31, 2019, 2018 and 2017, our accumulated other comprehensive (loss)/income consisted of $3.1 million (loss), $3.6 million (gain) and $0.2 million (gain) of pension and post retirement benefit plan adjustments and $3.3 million (loss), $24.3 million (loss) and $1.6 million (gain) of our share of affiliates comprehensive (loss)/income, respectively.